UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22260

RMR REAL ESTATE INCOME FUND
(Exact name of registrant as specified in charter)

Two Newton Place, 255 Washington Street, Suite 300 Newton, Massachusetts		02458
(Address of principal executive offices)		(Zip code)

Fernando Diaz, President RMR Real Estate Income Fund Two Newton Place, 255 Washington Street, Suite 300 Newton, Massachusetts 02458
(Name and address of agent for service)

Copy to:

Mark Berman State Street Bank and Trust Company 1 Iron Street, 10th Floor Boston, Massachusetts 02210

Karen Jacoppo-Wood, Esq. State Street Bank and Trust Company One Lincoln Street, Boston, Massachusetts 02111

Registrant’s telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31, 2017

Date of reporting period:	September 30, 2017

RMR Real Estate Income Fund

Portfolio of Investments  —  September 30, 2017 (unaudited)

Company	Shares	Value
COMMON STOCKS — 90.2%
REAL ESTATE INVESTMENT TRUSTS — 88.2%
APARTMENTS — 12.8%
American Campus Communities, Inc. (a)(b)	26,900	$1,187,635
Apartment Investment & Management Co. (a)(b)	38,745	1,699,356
AvalonBay Communities, Inc. (a)	31,375	5,597,928
Bluerock Residential Growth REIT, Inc. (a)	320,000	3,539,200
Camden Property Trust	6,300	576,135
Equity Residential (a)	84,000	5,538,120
Essex Property Trust, Inc. (a)	13,700	3,480,211
Independence Realty Trust, Inc. (a)	433,161	4,405,247
Mid-America Apartment Communities, Inc. (a)	25,171	2,690,276
Starwood Waypoint Homes	15,000	545,550
UDR, Inc. (a)	39,000	1,483,170
		30,742,828
DATA CENTERS — 2.5%
CyrusOne, Inc.	23,000	1,355,390
Digital Realty Trust, Inc. (a)(b)	40,000	4,733,200
		6,088,590
DIVERSIFIED — 7.5%
Armada Hoffler Properties, Inc. (a)	75,000	1,035,750
Colony NorthStar, Inc.	54,980	690,549
Gladstone Land Corp.	20,000	272,400
Gramercy Property Trust	79,681	2,410,350
Investors Real Estate Trust	62,810	383,769
JBG SMITH Properties (b)	22,417	766,886
Lexington Realty Trust (a)	399,058	4,078,373
One Liberty Properties, Inc.	28,177	686,392
VEREIT, Inc. (a)	283,716	2,352,005
Vornado Realty Trust (a)(b)	44,835	3,446,915
Whitestone REIT	108,502	1,415,951
WP Carey, Inc.	7,200	485,208
		18,024,548
FREE STANDING — 4.6%
Agree Realty Corp.	19,309	947,686
Four Corners Property Trust, Inc.	20,000	498,400
National Retail Properties, Inc. (a)(b)	113,100	4,711,746
Realty Income Corp. (a)	59,900	3,425,681
Spirit Realty Capital, Inc.	60,000	514,200
STORE Capital Corp.	40,000	994,800
		11,092,513
HEALTH CARE — 14.1%
Global Medical REIT, Inc.	128,387	1,152,915
HCP, Inc. (a)(b)	116,029	3,229,087
Healthcare Realty Trust, Inc. (a)(b)	50,897	1,646,009
Healthcare Trust of America, Inc.	28,000	834,400
LTC Properties, Inc. (a)	48,897	2,297,181
Medical Properties Trust, Inc. (a)(b)	385,320	5,059,252
National Health Investors, Inc. (a)	64,709	5,001,359
New Senior Investment Group, Inc.	23,900	218,685
Omega Healthcare Investors, Inc. (a)(b)	51,298	1,636,919
Physicians Realty Trust	179,791	3,187,694
Sabra Health Care REIT, Inc. (a)(b)	87,254	1,914,353
Ventas, Inc. (a)(b)	80,000	5,210,400
Welltower, Inc. (a)(b)	34,200	2,403,576
		33,791,830
INDUSTRIAL — 6.7%
DCT Industrial Trust, Inc.	23,862	1,382,087
Duke Realty Corp. (a)(b)	36,100	1,040,402
Liberty Property Trust (a)	64,737	2,658,101
Monmouth Real Estate Investment Corp.	114,962	1,861,235
Prologis, Inc. (a)(b)	49,088	3,115,125
Rexford Industrial Realty, Inc.	39,176	1,121,217
STAG Industrial, Inc. (a)	179,693	4,936,167
		16,114,334
LODGING/RESORTS — 6.8%
Apple Hospitality REIT, Inc.	10,000	189,100
Ashford Hospitality Prime, Inc. (a)	74,097	703,921
Ashford Hospitality Trust, Inc. (a)	185,000	1,233,950
Chatham Lodging Trust (a)	46,000	980,720
Chesapeake Lodging Trust (a)	70,900	1,912,173
Condor Hospitality Trust, Inc.	59,420	620,939
DiamondRock Hospitality Co. (a)	95,603	1,046,853
Hersha Hospitality Trust	120,475	2,249,268
Host Hotels & Resorts, Inc. (a)	44,000	813,560
LaSalle Hotel Properties (a)	30,000	870,600
Park Hotels & Resorts, Inc.	4,328	119,280
Pebblebrook Hotel Trust (a)	43,100	1,557,634
RLJ Lodging Trust (a)	68,688	1,511,136
Ryman Hospitality Properties, Inc.	8,000	499,920
Summit Hotel Properties, Inc. (a)(b)	98,203	1,570,266
Xenia Hotels & Resorts, Inc.	17,600	370,480
		16,249,800
MANUFACTURED HOMES — 3.7%
Sun Communities, Inc. (a)	72,856	6,242,302
UMH Properties, Inc.	171,571	2,667,929
		8,910,231
MORTGAGE — 1.1%
Annaly Capital Management, Inc. (a)	85,000	1,036,150
Blackstone Mortgage Trust, Inc.	16,000	496,320
Jernigan Capital, Inc.	10,721	220,316
RAIT Financial Trust	178,419	130,246
Starwood Property Trust, Inc.	30,000	651,600
		2,534,632
OFFICE — 12.3%
Alexandria Real Estate Equities, Inc. (a)	39,300	4,675,521
Boston Properties, Inc. (a)	27,100	3,330,048
Brandywine Realty Trust (a)	165,300	2,891,097
City Office REIT, Inc.	158,115	2,177,244
Corporate Office Properties Trust (a)	83,500	2,741,305
Douglas Emmett, Inc. (a)	51,322	2,023,113
First Potomac Realty Trust (a)(b)	98,364	1,095,775
Franklin Street Properties Corp.	76,269	809,977
Highwoods Properties, Inc. (a)(b)	50,000	2,604,500
Hudson Pacific Properties, Inc.	1,000	33,530
Kilroy Realty Corp. (a)	35,600	2,531,872
Mack-Cali Realty Corp. (a)	78,030	1,850,091
SL Green Realty Corp. (a)	27,900	2,826,828
		29,590,901
REGIONAL MALLS — 5.8%
CBL & Associates Properties, Inc. (a)	134,000	1,124,260
GGP, Inc.	32,591	676,915
Pennsylvania Real Estate Investment Trust (a)(b)	147,628	1,548,618
Simon Property Group, Inc. (a)(b)	46,427	7,475,211
Tanger Factory Outlet Centers, Inc.	4,400	107,448

See notes to portfolio of investments.

Company	Shares	Value
COMMON STOCKS — CONTINUED
REAL ESTATE INVESTMENT TRUSTS — CONTINUED
The Macerich Co. (a)(b)	28,470	$1,564,996
Washington Prime Group, Inc. (a)(b)	179,148	1,492,303
		13,989,751
SHOPPING CENTERS — 3.6%
Acadia Realty Trust	30,000	858,600
Cedar Realty Trust, Inc. (a)(b)	103,627	582,384
DDR Corp. (a)	62,000	567,920
Kimco Realty Corp. (a)	110,000	2,150,500
Kite Realty Group Trust (a)	55,125	1,116,281
Ramco-Gershenson Properties Trust	32,220	419,182
Urstadt Biddle Properties, Inc.	23,000	499,100
Weingarten Realty Investors (a)(b)	76,500	2,428,110
		8,622,077
SPECIALTY — 3.7%
Crown Castle International Corp.	2,500	249,950
EPR Properties (a)	102,194	7,127,009
Farmland Partners, Inc.	109,344	988,470
Gladstone Commercial Corp.	22,742	506,464
		8,871,893
STORAGE — 3.0%
CubeSmart (a)	45,000	1,168,200
Extra Space Storage, Inc.	12,390	990,209
Life Storage, Inc. (a)(b)	15,000	1,227,150
Public Storage (a)(b)	17,700	3,787,623
		7,173,182
Total Real Estate Investment Trusts (Cost $167,518,750)		211,797,110

OTHER — 2.0%
Carador PLC	5,496,600	4,019,388
Marriott International, Inc.	8,000	882,080
Total Other (Cost $7,887,004)		4,901,468
Total Common Stocks (Cost $175,405,754)		216,698,578

PREFERRED STOCKS — 30.1%
REAL ESTATE INVESTMENT TRUSTS — 30.1%
APARTMENTS — 2.5%
Bluerock Residential Growth REIT, Inc., Series A, 8.25%	180,000	4,723,740
Bluerock Residential Growth REIT, Inc., Series C, 7.63%	37,645	968,606
Bluerock Residential Growth REIT, Inc., Series D, 7.13%	11,900	304,640
		5,996,986
DATA CENTERS — 1.1%
CoreSite Realty Corp., Series A, 7.25%	30,000	765,300
Digital Realty Trust, Inc., Series C, 6.63%	35,000	988,050
Digital Realty Trust, Inc., Series G, 5.88%	30,000	754,800
		2,508,150
DIVERSIFIED — 2.9%
Colony NorthStar, Inc., Series B, 8.25%	22,000	557,260
Colony NorthStar, Inc., Series D, 8.50%	13,000	336,310
Colony NorthStar, Inc., Series E, 8.75%	36,999	1,010,073
CorEnergy Infrastructure Trust, Inc., Series A, 7.38%	24,800	644,800
Gladstone Commercial Corp., Series D, 7.00%	100,000	2,600,000
Investors Real Estate Trust, Series B, 7.95%	70,000	1,755,600
		6,904,043
HEALTH CARE — 1.1%
Global Medical REIT, Inc., Series A, 7.50%	44,000	1,103,520
Sabra Health Care REIT, Inc., Series A, 7.13% (a)(b)	60,600	1,554,390
		2,657,910
INDUSTRIAL — 1.0%
STAG Industrial, Inc., Series B, 6.63%	37,700	970,398
STAG Industrial, Inc., Series C, 6.88%	55,000	1,481,700
		2,452,098
LODGING/RESORTS — 9.5%
Ashford Hospitality Prime, Inc., Series B, 5.50% (c)	25,000	505,500
Ashford Hospitality Trust, Inc., Series D, 8.45%	130,023	3,296,083
Ashford Hospitality Trust, Inc., Series F, 7.38%	73,858	1,840,541
Ashford Hospitality Trust, Inc., Series G, 7.38%	250,000	6,345,000
Ashford Hospitality Trust, Inc., Series H, 7.50%	60,000	1,510,800
Hersha Hospitality Trust, Series C, 6.88% (a)	46,000	1,163,110
Hersha Hospitality Trust, Series D, 6.50%	70,000	1,790,600
Hersha Hospitality Trust, Series E, 6.50%	29,500	748,415
Pebblebrook Hotel Trust, Series C, 6.50% (a)	78,684	2,027,687
RLJ Lodging Trust, Series A, $1.95 (c)	96,117	2,673,975
Summit Hotel Properties, Inc., Series B, 7.88% (a)(b)	3,300	84,645
Summit Hotel Properties, Inc., Series C, 7.13% (a)(b)	32,582	833,773
		22,820,129
MANUFACTURED HOMES — 1.4%
Sun Communities, Inc., Series A, 7.13% (a)	40,000	1,010,000
UMH Properties, Inc., Series B, 8.00%	66,650	1,843,539
UMH Properties, Inc., Series C, 6.75%	20,000	534,800
		3,388,339
MORTGAGE — 2.9%
Annaly Capital Management, Inc., Series E, 7.63%	10,200	259,896
Annaly Capital Management, Inc., Series F, 6.95%	40,000	1,029,200

See notes to portfolio of investments.

Company	Shares	Value
PREFERRED STOCKS — CONTINUED
REAL ESTATE INVESTMENT TRUSTS — CONTINUED
ARMOUR Residential REIT, Inc., Series B, 7.88%	30,000	$750,000
iStar, Inc., Series D, 8.00%	11,810	299,620
iStar, Inc., Series G, 7.65%	21,241	539,097
iStar, Inc., Series I, 7.50%	15,100	379,010
MFA Financial, Inc., Series B, 7.50%	17,171	433,224
New York Mortgage Trust, Inc., Series B, 7.75%	33,450	841,267
RAIT Financial Trust, Series A, 7.75%	136,497	1,951,907
RAIT Financial Trust, Series B, 8.38%	35,122	528,235
		7,011,456
OFFICE — 0.4%
SL Green Realty Corp., Series I, 6.50% (a)	40,000	1,012,000

REGIONAL MALLS — 2.7%
CBL & Associates Properties, Inc., Series D, 7.38% (a)(b)	60,761	1,484,999
CBL & Associates Properties, Inc., Series E, 6.63%	15,000	368,550
Pennsylvania Real Estate Investment Trust, Series A, 8.25%	20,000	503,200
Pennsylvania Real Estate Investment Trust, Series B, 7.38% (a)(b)	40,000	1,010,000
Pennsylvania Real Estate Investment Trust, Series D, 6.88%	30,000	749,700
Washington Prime Group, Inc., Series H, 7.50%	65,000	1,638,650
Washington Prime Group, Inc., Series I, 6.88%	30,000	752,400
		6,507,499
SHOPPING CENTERS — 3.9%
Cedar Realty Trust, Inc., Series B, 7.25%	57,726	1,459,313
Cedar Realty Trust, Inc., Series C, 6.50%	50,000	1,233,500
DDR Corp., Series J, 6.50% (a)	45,586	1,142,385
DDR Corp., Series K, 6.25% (a)	86,000	2,175,800
Retail Properties of America, Inc., Series A, 7.00%	70,000	1,785,000
Urstadt Biddle Properties, Inc., Series F, 7.13% (a)(b)	20,000	507,400
Wheeler Real Estate Investment Trust, Inc., Series D, 8.75% (c)	46,200	1,039,500
		9,342,898
SPECIALTY — 0.7%
EPR Properties, Series E, 9.00% (a)(c)	16,400	588,268
EPR Properties, Series F, 6.63% (a)	40,000	1,019,600
		1,607,868
Total Real Estate Investment Trusts (Cost $70,372,038)		72,209,376
Total Preferred Stocks (Cost $70,372,038)		72,209,376

INVESTMENT COMPANIES — 0.9%
BlackRock Credit Allocation Income Trust	19,451	263,950
Cohen & Steers Quality Income Realty Fund, Inc. (a)	100,297	1,259,730
Eaton Vance Enhanced Equity Income Fund II	35,188	526,413
Nuveen Real Estate Income Fund (a)	13,293	148,217
Total Investment Companies (Cost $2,018,404)		2,198,310

SHORT-TERM INVESTMENTS — 11.1%
MONEY MARKET FUNDS — 11.1%
State Street Institutional U.S. Government Money Market Fund, 1.25% (d) (Cost $26,711,629)	26,711,629	26,711,629
Total Investments — 132.3% (Cost $274,507,825)		317,817,893
Other assets less liabilities — (0.4)%		(927,541)
Revolving credit facility — (25.0)%		(60,000,000)
Preferred Shares, at liquidation preference — (6.9)%		(16,675,000)
Net Assets applicable to common shareholders — 100.0%		$240,215,352

Notes to Portfolio of Investments

(a)

As of September 30, 2017, the Fund has pledged portfolio securities with a market value of $124,742,576 as collateral in connection with its revolving credit facility with BNP Paribas Prime Brokerage International Ltd. (“PBL”). Those pledged securities comprised all or a portion of the shares noted by this footnote (a).

(b)

As of September 30, 2017, pledged portfolio securities of the Fund with a market value of $52,631,361 (see Note (a)) have been rehypothecated by PBL as permitted by the Fund’s revolving credit facility. Those rehypothecated securities comprised all or a portion of the securities noted by this footnote (b).

(c)	Convertible into common stock.
(d)	Rate reflects 7 day yield as of September 30, 2017.

RMR Real Estate Income Fund

Notes to Portfolio of Investments

September 30, 2017 (unaudited)

1. Portfolio Valuation

Investment securities of RMR Real Estate Income Fund (the “Fund”) are valued as of the close of trading at the latest sales price whenever that price is readily available on that day; securities for which no sales were reported on that day, unless otherwise noted, are valued at the average of the closing bid and ask prices on that day. Securities traded primarily on The Nasdaq Stock Market LLC, or Nasdaq, are normally valued by the Fund at the Nasdaq Official Closing Price, or NOCP, provided by Nasdaq each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the ‘‘inside’’ bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, Nasdaq will adjust the price to equal the inside bid or asked price, whichever is closer to the most recently reported price as of 4:00:02 p.m., Eastern time, that day. Some fixed income securities may be valued using values provided by a pricing service.

To the extent the Fund holds foreign securities in its portfolio, those are valued at the latest sales price reflected on the consolidated tape of the exchange that reflects the principal market for such securities whenever that price is readily available on that day; securities for which no sales were reported on that day, unless otherwise noted, are valued at the average of the closing bid and ask prices on that day. Some foreign markets close before the close of customary trading sessions on the New York Stock Exchange LLC, or NYSE (usually 4:00 p.m. Eastern time). Often, events occur after the principal foreign exchange on which foreign securities trade has closed, but before the NYSE closes, that the Fund determines could affect the value of the foreign securities the Fund owns or cause their earlier trading prices to be unreliable as a basis for determining value. If these events are expected to materially affect the Fund’s net asset value, or NAV, the prices of such securities are adjusted to reflect their estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Fund’s board of trustees.

Any of the Fund’s securities which are not readily marketable, which are not traded or which have other characteristics of illiquidity are valued by the Fund at fair value as determined in good faith under procedures established by the Fund’s board of trustees.

Numerous factors may be considered when determining fair value of a security, including cost at the date of purchase, type of security, the nature and duration of restrictions on disposition of the security and whether the issuer of the security being fair valued has other securities of the same type outstanding. See Note 2 for a further description of fair value measurements.

Short term debt securities with less than 60 days until maturity may be valued at amortized cost plus interest accrued or, if lower, the carrying value, in each case if such value approximates fair value.

2. Fair Value Measurements

The Fund reports the value of its securities at their fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. When valuing portfolio securities, the Fund uses observable market data when possible and otherwise uses other significant observable or significant unobservable inputs for fair value measurements. Inputs refer broadly to the assumptions the Fund believes that market participants would use in valuing the asset or liability, including assumptions about risk; for example, the risk inherent in using a particular valuation technique to measure fair value and the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in valuing the asset or liability developed based on market data obtained from independent sources. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in valuing the asset or liability developed based on the best information available in the circumstances, to the extent observable inputs are not available. The three tier hierarchy of inputs used to value securities reported in these financial statements is summarized below:

•                  Level 1 — unadjusted quoted prices in active markets/exchange for identical investments that the Fund has the ability to access.

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.).

•      Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

RMR Real Estate Income Fund

Notes to Portfolio of Investments - continued

September 30, 2017 (unaudited)

The Fund uses broker quotes, issuer company financial information and other market indicators to value the securities whose prices are not readily available. The types of inputs used to value a security may change as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

When the S&P 500 Index (an unmanaged index published as Standard & Poor’s Composite Index of 500 common stocks) fluctuates more than 0.75% from the previous day close, the Fund believes that the closing price of foreign securities on the principal foreign exchange on which they trade may no longer represent the fair value of those securities at the time the U.S. market closes, in which case, the Fund fair values those foreign securities. In such circumstances, the Fund reports holdings in foreign securities at their fair values as determined by an independent security pricing service. The service uses a multi-factor model that includes such information as the security’s local closing price, relevant general and sector indices, currency fluctuations, depository receipts and futures, as applicable. The model generates an adjustment factor for each security that is applied to the local closing price to adjust it for post closing events, resulting in the security’s reported fair value. The adjustment factor is applied to a security only if the minimum confidence interval is 75% or more. The types of inputs may change as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

All of the Fund’s investments were valued using Level 1 inputs on September 30, 2017. The Fund recognizes interperiod transfers between the input levels as of the end of the period. At September 30, 2017, there were no transfers of investments between Level 1, Level 2 and Level 3.

3. Tax Information

Although subject to adjustments, the cost, gross unrealized appreciation and unrealized depreciation of the Fund’s investments for U.S. federal income tax purposes as of September 30, 2017, are as follows:

Cost	$275,262,935
Gross unrealized appreciation	$57,002,974
Gross unrealized depreciation	(14,448,016)
Net unrealized appreciation	$42,554,958

The $755,110 difference between the financial reporting cost basis and tax cost basis of the Fund’s investments as of September 30, 2017 is due to the different treatment of wash sales of portfolio investments and non-taxable distributions received from portfolio investments for financial and tax reporting purposes.

Item 2.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act attached hereto.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR REAL ESTATE INCOME FUND

By:	/s/ Fernando Diaz
Fernando Diaz
President (Principal Executive Officer)

Date:	November 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Fernando Diaz
Fernando Diaz
President (Principal Executive Officer)

Date:	November 20, 2017

By:	/s/ Mark L. Kleifges
Mark L. Kleifges
Treasurer (Principal Financial Officer)

Date:	November 20, 2017